COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 06, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 02, 2023 USD ($)	Sep. 12, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
service costs					$ 12,100
Convertible note | €						€ 600,000
Interest rate						7.00%
Convertible Note, shares | shares			1,768
Impairment analysis		$ 557	$ 557	$ 607
Decreasing the carrying value			452	806
Amortization of deferred commitment fee		400
Unamortized of deferred commitment fee		$ 450	$ 450	$ 839
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value	$ 30,000
Commitment fee	$ 900